FORM N-SAR-U

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                    /     /    (a)

or fiscal year ending:                          12/31/15 (b)

Is this a transition report? (Y/N)         N

Is this an amendment to a previous filing?  (Y/N)           N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.             A.            Registrant Name:                Midland National Life Separate Account C

B.            File Number:                         811-07772

C.            Telephone Number:            (605) 335-5880

2.             A.            Street:                                    One Sammons Plaza

B.            City:       Sioux Falls                            C.            State:     SD           D.      Zip Code:    57193    Zip Ext:

E.            Foreign Country:                                                 Foreign Postal Code:

3.             Is this the first filing on this form by Registrant?  (Y/N)                           N

4.             Is this the last filing on this form by Registrant?  (Y/N)                           N

5.             Is Registrant a small business investment company (SBIC)?  (Y/N)       N

[If answer is "Y" (Yes), complete only items 89 through 110.]

6.             Is Registrant a unit investment trust (UIT)?  (Y/N)                               Y

[If answer is "Y" (Yes) complete only items 111 through 132.]

7.             A.            Is Registrant a series or multiple portfolio company?  (Y/N)

[If answer is "N" (No), go to item 8.]

B.            How many separate series or portfolios did Registrant have at the end of the period?  _____

If filing more than one Page 47, "X" box: [ ]

For period ending      12/31/15

File number 811- 07772

UNIT INVESTMENT TRUSTS

111.        A.            [/ ]           Depositor Name:

B.            [/ ]           File Number (If any):

C.            [/ ]           City:                                                   State:                   Zip Code:                      Zip Ext.:

[/ ]           Foreign Country:                                                                 Foreign Postal Code:

111.        A.            [/ ]           Depositor Name:

B.            [/ ]           File Number (If any):

C.            [/ ]           City:                                                   State:                   Zip Code:                      Zip Ext.:

[/ ]           Foreign Country:                                                                 Foreign Postal Code:

112.        A.            [/ ]           Sponsor Name:

B.            [/ ]           File Number (If any):

C.            [/ ]           City:                                                   State:                   Zip Code:                      Zip Ext.:

[/ ]           Foreign Country:                                                                 Foreign Postal Code:

112.        A.            [/ ]           Sponsor Name:

B.            [/ ]           File Number (If any):

C.            [/ ]           City:                                                   State:                   Zip Code:                      Zip Ext.:

[/ ]           Foreign Country:                                                                 Foreign Postal Code:

If filing more than one Page 48, "X" box: [ ]

For period ending    12/31/15

File number 811- 07772

113.        A.            [/ ]           Trustee Name:

B.            [/ ]           City:                                                   State:                   Zip Code:                      Zip Ext.:

[/ ]           Foreign Country:                                                                 Foreign Postal Code:

113.        A.            [/ ]           Trustee Name:

B.            [/ ]           City:                                                   State:                   Zip Code:                      Zip Ext.:

[/ ]           Foreign Country:                                                                 Foreign Postal Code:

114.        A.            [/ ]           Principal Underwriter Name:

                B.            [/ ]           File Number 8-______

C.            [/ ]           City:                          State:                 Zip Code:                        Zip Ext.:

[/ ]           Foreign Country:                                                                 Foreign Postal Code:

114.        A.            [/ ]           Principal Underwriter Name:

B.            [/ ]           File Number 8-______

C.            [/ ]           City:                                                   State:                   Zip Code:                      Zip Ext.:

[/ ]           Foreign Country:                                                                 Foreign Postal Code:

115.        A.            [/ ]           Independent Public Accountant Name:

B.            [/ ]           City:                                                   State:                   Zip Code:                      Zip Ext.:

[/ ]           Foreign Country:                                                                 Foreign Postal Code:

115.        A.            [/ ]           Independent Public Accountant Name:

B.            [/ ]           City:                                                   State:                   Zip Code:                      Zip Ext.:

[/ ]           Foreign Country:                                                                 Foreign Postal Code:

If filing more than one Page 49, "X" box: [ ]

For period ending    12/31/15

File number 811-07772

116.        Family of investment companies information:

A.            [/ ]           Is Registrant part of a family of investment companies?  (Y/N)  _______                   ____

                                                                                                                                                                                                   Y/N

B.            [/ ]           Identify the family in 10 letters:  ____________________________________

(Note:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.        A.            [/ ]           Is Registrant a separate account of an insurance company?  (Y/N)  _______             ____

                                                                                                                                                                                                   Y/N

If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

B.            [/ ]           Variable annuity contracts?  (Y/N)  _______                                                                      ____

                                                                                                                                                                                                     Y/N

C.            [/ ]           Scheduled premium variable life contracts?  (Y/N)  _______                                          ____

                                                                                                                                                                                                    Y/N

D.            [/ ]           Flexible premium variable life contracts?  (Y/N)  _______                                               ____

                                                                                                                                                                                                   Y/N

E.            [/ ]           Other types of insurance products registered under the Securities Act of

1933?  (Y/N)  _______                                                                                                             ____

                                                                                                                                                                                                     Y/N

118.        [  ]           State the number of series existing at the end of the period that had securities registered

under the Securities Act of 1933  ______________________________                                     _1__

119.        [  ]           State the number of new series for which registration statements under the Securities Act of

1933 became effective during the period  _________________________                                 _0__

120.        [/ ]           State the total value of the portfolio securities on the date of deposit for the new series

included in item 119 ($000's omitted)  ___________________________                               $ ____

121.        [  ]           State the number of series for which a current prospectus was in existence at the end

of the period  __________________________________________                                            _1__

122.        [/ ]           State the number of existing series for which additional units were registered under the

                                Securities Act of 1933 during the current period  _____________________                               ____

If filing more than one Page 50, "X" box: [ ]

For period ending    12/31/15

File number 811- 07772

123.   [/ ]      State the total value of the additional units considered in answering item 122

($000's omitted)  _____________________________________________                                              $ ______

124.   [/ ]      State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)  ________________________                                                                                                             $ ______

125.   [/ ]      State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)  ___________________________________                                                                                                      $

126.             Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)  ($000's omitted)  ______                                                                             $

127.             List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

	Number of Series Investing	Total Assets ($000's omitted)	Total Income Distributions ($000's omitted)
A. U.S. Treasury direct issue	________	$ ________	$ ________
B. U.S. Government agency	________	$ ________	$ ________
C. State and municipal tax-free	________	$ ________	$ ________
D. Public utility debt	________	$ ________	$ ________
E. Brokers or dealers debt or debt of brokers' or dealers' parent	________	$ ________	$ ________
F. All other corporate intermed. & long-term debt	________	$ ________	$ ________
G. All other corporate short-term debt	________	$ ________	$ ________
H. Equity securities of brokers or dealers or parents of brokers or dealers	________	$ ________	$ ________
I. Investment company equity securities		$ ________	$
J. All other equity securities	__1_____	$ 939,662	$________
K. Other securities	________	$ ________	$ ________
L. Total assets of all series of registrant		$	$

If filing more than one Page 51, "X" box: [ ]

For period ending    12/31/15

File number 811- 07772

128.   [/ ]      Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed

by an entity other than the issuer?  (Y/N)  _______                                                                                      ____

[If answer is "N" (No), go to item 131.]                                                                                                               Y/N

129.   [/ ]      Is the issuer of any instrument covered in item 128 delinquent or in default as to payment

of principal or interest at the end of the current period? (Y/N)  _______                                                  ____

[If answer is "N" (No), go to item 131.]                                                                                                               Y/N

130.   [/ ]      In computations of NAV or offering price per unit, is any part of the value attributed

to instruments identified in item 129 derived from insurance or guarantees? (Y/N)  _______             ____

                                                                                                                                                                                                     Y/N

131.             Total expenses incurred by all series of Registrant during the current reporting period

($000's omitted)  ________________________________________                                                     $ 90

132.   [/ ]      List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______

This report is signed on behalf of the Registrant in the City of Chicago, State of Illinois.

Date:  February 19, 2016

(Name of Registrant, Depositor, or Trustee)

Midland National Life Separate Account C

By:  /s/Brain Hansen                                                          Witness:  /s/Jason L Bradshaw

            Brian Hansen                                                                               Jason L. Bradshaw

            Vice President, 38a-1 Chief Compliance Officer                  Senior Variable Compliance Consultant